Fair Value Measurements - Fair Value of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value Measurement on a Recurring Basis [Member] - USD ($)
$ in Thousands
	Mar. 31, 2015	Mar. 31, 2014
Quoted Market Prices of Identical Assets (Level1) [Member]
Assets
Fair value of assets		$ 3,255
Quoted Market Prices of Identical Assets (Level1) [Member] | Marketable Securities [Member]
Assets
Fair value of assets	$ 3,458	3,255
Significant Other Observable Inputs (Level 2) [Member]
Assets
Fair value of assets		2,924
Liabilities
Fair value of liabilities	6,104	4,015
Significant Other Observable Inputs (Level 2) [Member] | Forward Contracts [Member]
Assets
Fair value of assets		679
Liabilities
Fair value of liabilities	5,449	3,213
Significant Other Observable Inputs (Level 2) [Member] | Cross-Currency Swaps [Member]
Assets
Fair value of assets		2,245
Significant Other Observable Inputs (Level 2) [Member] | Interest Rate Swap [Member]
Liabilities
Fair value of liabilities	$ 655	$ 802